                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07119

Morgan Stanley Global Utilities Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                   (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: February 28, 2006

Date of reporting period: August 31, 2005


Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Global Utilities Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT

For the six-months ended August 31, 2005

TOTAL RETURN FOR THE SIX MONTHS ENDED AUGUST 31, 2005

                                                         MORGAN
                                                        STANLEY
                                                        CAPITAL       LIPPER
                                                  INTERNATIONAL      UTILITY
                                                         (MSCI)        FUNDS
 CLASS A     CLASS B     CLASS C     CLASS D     WORLD INDEX(1)     INDEX(2)
  12.74%      12.37%      12.42%      12.93%              2.68%      12.54%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

MARKET CONDITIONS

During the six-months ended August 31, 2005, the pace of economic growth and energy prices dominated investor attention. After opening on a more subdued note, sentiment brightened as the reporting period progressed; renewed optimism surrounding the U.S. economy rippled across the globe. However, during the final weeks of the period, continued high oil prices cast doubt on the pace of economic growth and consumer confidence. The final days of the reporting period brought heightened apprehension as Hurricane Katrina unleashed catastrophic devastation to the Gulf Coast. The immediate economic impact was most evident in the energy sector, as gasoline and natural gas prices soared.

Although the broad market produced relatively lackluster gains overall, utilities stocks performed with consistent strength during the six-month period. Many electric utilities companies -- particularly those with relatively low-cost excess coal and nuclear generation -- benefited from higher commodity prices. Natural gas companies with exploration and production affiliations were well positioned against the backdrop of exceptionally strong oil and natural gas prices. The telecommunications sector saw more mixed performance. For example, U.S. telecommunication operating companies (Regional Bells) struggled amid the threat of competition and regulatory uncertainty. In contrast, global growth and consolidation trends helped to buoy the wireless industry. U.S. wireless-related industries, such as tower companies, generated especially robust gains.

In the United States, interest rates remained at historically low levels, despite the ongoing increases to the federal funds target rate. In this environment, investors rewarded utilities stocks for their yield and dividend potential. Favorable tax treatment of dividend income, a mainstay of utilities companies, furthered the sector's appeal. Additionally, utilities companies' increased focus on basic services and decreased dependence on comparatively higher risk diversification efforts resulted in cleaner balance sheets and enhanced earnings predictability. Merger and acquisition activity was also well received by the market.

PERFORMANCE ANALYSIS

Morgan Stanley Global Utilities Fund outperformed the Morgan Stanley Capital International World Index for the six months ended August 31, 2005, assuming no deduction of applicable sales charges. For the same period, the Fund's Class A and Class D shares outperformed the Lipper Utility Funds Index, while its Class B and C shares underperformed the Lipper Index, assuming no deduction of applicable sales charges.

While higher energy costs were a key underlying factor behind the rather lackluster performance of many stocks in the broad market, these same trends helped support the Fund's performance during the period. For example, the market rewarded many electric utilities companies which had excess cheap power to sell into a high-cost market. The Fund's natural gas holdings provided exposure to the exploration and production (E&P) element of the business were likewise in robust demand for their commodity value. In addition, and separately, selective telecommunication sectors contributed to fund performance, with particular solid gains from wireless operators and tower companies. The exceptionally strong worldwide usage growth of wireless related services account for the favorable investor recognition.

Overall, electric and natural gas were the dominant contributors to performance while the broad telecom sector remained flat for the period. The Fund is fully invested with 99 percent equity and 1 percent cash. Within the equity component, electric utilities account for the most substantial weighting (62 percent); followed by telecommunications (22 percent) and natural gas (16 percent). Reflecting our analysis of attractive growth opportunities, wireless and wireless related companies represent the vast majority of the Fund's telecommunications exposure (19 percent), compared with minimal emphasis on regional bell operating companies (3 percent). Since the beginning of the fiscal year, the Fund's allocation to non-U.S. domiciled companies has declined modestly to 13 percent of the portfolio. The primary industry sector represented in the non-U.S. portion of the portfolio is telecommunications; the primary geographic areas represented in the portfolio are Canada and Spain.

There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the Fund in the future.

   TOP 10 HOLDINGS
   Telus Corp. (Non-Voting)                             4.9%
   FPL Group, Inc.                                      4.1
   Exelon Corp.                                         3.9
   TXU Corp.                                            3.8
   Entergy Corp.                                        3.7
   PPL Corp.                                            3.7
   Ameren Corp.                                         3.5
   Dominion Resources Inc.                              3.5
   SCANA Corp.                                          3.4
   Constellation Energy Group, Inc.                     3.2

   COUNTRY ALLOCATION
   United States                                       85.9%
   Canada                                               6.6
   Spain                                                2.3
   United Kingdom                                       1.9

Data as of August 31, 2005. Subject to change daily. All percentages for top 10 holdings and country allocation are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN SECURITIES OF COMPANIES FROM AROUND THE WORLD THAT ARE PRIMARILY ENGAGED IN THE UTILITIES INDUSTRY. THESE SECURITIES CAN INCLUDE COMMON STOCK AND OTHER EQUITY SECURITIES (INCLUDING PREFERRED STOCK, CONVERTIBLE SECURITIES AND DEPOSITARY RECEIPTS) AS WELL AS INVESTMENT GRADE FIXED-INCOME SECURITIES (INCLUDING ZERO COUPON SECURITIES). A COMPANY WILL BE CONSIDERED TO BE PRIMARILY ENGAGED IN THE UTILITIES INDUSTRY IF IT DERIVES AT LEAST 50 PERCENT OF ITS REVENUES OR EARNINGS FROM THE UTILITIES INDUSTRY OR DEVOTES AT LEAST 50 PERCENT OF ITS ASSETS TO ACTIVITIES IN THE INDUSTRY. THESE MAY INCLUDE COMPANIES INVOLVED IN, AMONG OTHER
AREAS: GAS AND ELECTRIC ENERGY, WATER DISTRIBUTION, TELECOMMUNICATIONS, COMPUTERS AND OTHER NEW OR EMERGING TECHNOLOGY, THE INTERNET AND INTERNET RELATED SERVICES. THE COMPANIES MAY BE TRADITIONALLY REGULATED PUBLIC UTILITIES AS WELL AS FULLY OR PARTIALLY DEREGULATED AND UNREGULATED UTILITY COMPANIES. THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., WILL SHIFT THE FUND'S ASSETS BETWEEN DIFFERENT TYPES OF UTILITIES, AMONG COMPANIES OF DIFFERENT COUNTRIES, AND BETWEEN EQUITY AND FIXED-INCOME SECURITIES, BASED ON PREVAILING MARKET, ECONOMIC AND FINANCIAL CONDITIONS. THE FUND WILL BE INVESTED IN AT LEAST THREE COUNTRIES (INCLUDING THE UNITED STATES). IF THE FUND HOLDS ANY FIXED-INCOME SECURITIES, THE AVERAGE WEIGHTED MATURITY OF THESE INVESTMENTS IS NORMALLY EXPECTED TO BE GREATER THAN SEVEN YEARS.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

YOU MAY OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICY AND PROCEDURES WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL FREE (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. IT IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT
HTTP://WWW.SEC.GOV.

YOU MAY OBTAIN INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT TWELVE-MONTH PERIOD ENDED JUNE 30 BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT HTTP://WWW.SEC.GOV.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY


AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED AUGUST 31, 2005

                              CLASS A SHARES*         CLASS B SHARES**        CLASS C SHARES(+)        CLASS D SHARES(++)
                             (since 07/28/97)         (since 05/31/94)         (since 07/28/97)          (since 07/28/97)
   SYMBOL                              GUTAX                     GUTBX                    GUTCX                    GUTDX
   1 YEAR                              34.48%(3)                 33.57%(3)                33.55%(3)                34.88%(3)
                                       27.42(4)                  28.57(4)                 32.55(4)                    --
   5 YEARS                              0.70(3)                  (0.06)(3)                 0.00(3)                  0.96(3)
                                       (0.38)(4)                 (0.40)(4)                 0.00(4)                    --
   10 YEARS                               --                      9.74(3)                    --                       --
                                          --                      9.74(4)                    --                       --
   SINCE INCEPTION                      9.01(3)                   9.61(3)                  8.23(3)                  9.30(3)
                                        8.29(4)                   9.61(4)                  8.23(4)                    --

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*   The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

+ The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.

++  Class D has no sales charge.

(1) The Morgan Stanley Capital International (MSCI) World Index measures performance from a diverse range of global stock markets including the U.S., Canada, New Zealand, and the Far East. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2) The Lipper Utility Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Utility Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 10 funds represented in this Index.

(3) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

EXPENSE EXAMPLE


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 03/01/05 - 08/31/05.

ACTUAL EXPENSES


The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES


The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                     BEGINNING            ENDING            EXPENSES PAID
                                                                   ACCOUNT VALUE       ACCOUNT VALUE       DURING PERIOD *
                                                                   -------------       -------------       ---------------
                                                                                                             03/01/05 -
                                                                     03/01/05            08/31/05             08/31/05
                                                                   -------------       -------------       ---------------
CLASS A
Actual (12.74% return)......................................         $1,000.00           $1,127.40             $ 6.17
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,019.41             $ 5.85
CLASS B
Actual (12.37% return)......................................         $1,000.00           $1,123.70             $10.17
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,015.63             $ 9.65
CLASS C
Actual (12.42% return)......................................         $1,000.00           $1,124.20             $10.17
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,015.63             $ 9.65
CLASS D
Actual (12.93% return)......................................         $1,000.00           $1,129.30             $ 4.83
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,020.67             $ 4.58

------------------

 * Expenses are equal to the Fund's annualized expense ratio of 1.15%, 1.90%, 1.90% and 0.90% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

INVESTMENT ADVISORY AGREEMENT APPROVAL

NATURE, EXTENT AND QUALITY OF SERVICES


The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and investment advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS


The Board reviewed the Fund's performance for the one-, three- and five-year periods ending November 30, 2004, as shown in reports (the "Lipper Reports") provided by Lipper Inc. ("Lipper"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"), and noted that the Fund's performance was lower than its performance peer group average for all three periods. The Board discussed with the Adviser possible steps to improve performance. The Adviser informed the Board that in order to try to improve performance, the Adviser had strengthened the investment team and improved the quality of research provided to the Fund. The Board concluded that the changes were reasonably designed to improve performance.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS


The Board reviewed the advisory and administrative fees (together, the "management fee") paid by the Fund under the Management Agreement and the total expense ratio of the Fund. The Board noted that: (i) the Fund's management fee rate was higher than the average management fee rate for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report for the Fund; but (ii) the Fund's total expense ratio was also lower than the average total expense ratio of the funds included in the Fund's expense peer group. The Board concluded that the Fund's management fee and total expense ratio were competitive with those of the Fund's expense peer group.

BREAKPOINTS AND ECONOMIES OF SCALE


The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Fund's management fee and noted that the fee, as a percentage of the Fund's net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Fund's management fee would reflect economies of scale as assets increase.

PROFITABILITY OF ADVISER AND AFFILIATES


The Board considered and reviewed information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last two years from their relationship with the Fund and the Morgan Stanley Fund Complex and reviewed with the Controller of the Adviser the cost allocation methodology used to determine the Adviser's profitability. Based on their review of the information they received, the Board concluded that the profits earned by the Adviser and its affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

FALL-OUT BENEFITS


The Board considered so-called "fall-out benefits" derived by the Adviser and its affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as "float" benefits derived from handling of checks for purchases and redemptions of Fund shares through a broker-dealer affiliate of the Adviser and "soft dollar" benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board also considered that an affiliate of the Adviser, through a joint venture, receives revenue in connection with trading done on behalf of the Fund through an electronic trading system network ("ECN"). The Board concluded that the float benefits and the above-referenced ECN-related revenue were relatively small and that the 12b-1 fees were competitive with those of other broker-dealer affiliates of investment advisers of mutual funds.

SOFT DOLLAR BENEFITS


The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through "soft dollar" arrangements. Under such arrangements, brokerage commissions paid by the Fund and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Fund. The Adviser informed the Board that it does not use Fund commissions to pay for third party research. It does use commissions to pay for research which is bundled with execution services. The Board recognized that the receipt of such research from brokers may reduce the Adviser's costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Fund and other funds in the Morgan Stanley Fund Complex.

ADVISER FINANCIALLY SOUND AND FINANCIALLY CAPABLE OF MEETING THE FUND'S NEEDS


The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser's operations remain profitable, although increased expenses in recent years have reduced the Adviser's profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

HISTORICAL RELATIONSHIP BETWEEN THE FUND AND THE ADVISER


The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

OTHER FACTORS AND CURRENT TRENDS


The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

GENERAL CONCLUSION


After considering and weighing all of the above factors, the Board concluded it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

Morgan Stanley Global Utilities Fund
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2005 (UNAUDITED)

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Common Stocks (98.9%)
              Canada (6.6%)
              Telecommunications
  190,000     BCE Inc. ................  $  4,978,000
  397,000     Telus Corp.
               (Non-Voting)............    14,633,697
                                         ------------
              Total Canada.............    19,611,697
                                         ------------
              Spain++ (4.5%)
              Electric Utilities
  270,000     Iberdrola S.A. ..........     6,948,350
                                         ------------
              Telecommunications
  389,136     Telefonica S.A. .........     6,447,405
                                         ------------
              Total Spain..............    13,395,755
                                         ------------
              United Kingdom (1.9%)
              Telecommunications
  206,100     Vodafone Group PLC
               (ADR)...................     5,616,225
                                         ------------
              United States (85.9%)
              Electric Utilities
  394,900     AES Corp. (The)*.........     6,215,726
  191,300     Ameren Corp. ............    10,508,109
  176,000     Cinergy Corp. ...........     7,751,040
  130,000     CMS Energy Corp.*........     2,093,000
  161,700     Consolidated Edison,
               Inc. ...................     7,585,347
  162,900     Constellation Energy
               Group, Inc. ............     9,570,375
  135,700     Dominion Resources,
               Inc. ...................    10,378,336
   90,000     DPL, Inc. ...............     2,429,100
  230,400     Energy East Corp. .......     6,041,088
  145,700     Entergy Corp. ...........    10,914,387
  215,200     Exelon Corp. ............    11,597,128
   84,600     FirstEnergy Corp. .......     4,317,138
  280,400     FPL Group, Inc. .........    12,082,436
  125,000     PG&E Corp. ..............     4,690,000
  339,000     PPL Corp. ...............    10,834,440
   70,500     Public Service Enterprise
               Group, Inc. ............     4,550,775
   81,900     Puget Energy, Inc. ......     1,864,863

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
  240,300     SCANA Corp. .............  $ 10,186,317
  240,900     Southern Co. (The).......     8,286,960
   90,000     TECO Energy, Inc. .......     1,566,900
  115,000     TXU Corp. ...............    11,157,300
  155,800     Wisconsin Energy
               Corp. ..................     6,102,686
                                         ------------
                                          160,723,451
                                         ------------
              Energy
  242,100     AGL Resources, Inc. .....     9,042,435
  108,100     Equitable Resources,
               Inc. ...................     8,150,740
  167,300     KeySpan Corp. ...........     6,385,841
   90,000     Kinder Morgan, Inc. .....     8,592,300
   77,600     NiSource, Inc. ..........     1,873,264
  140,000     NRG Energy Inc.*.........     5,602,800
   94,100     Questar Corp. ...........     7,341,682
  128,000     Sempra Energy............     5,736,960
   94,500     Southern Union Co.*......     2,326,590
  155,800     UGI Corp. ...............     4,307,870
                                         ------------
                                           59,360,482
                                         ------------
              Telecommunications
   95,073     ALLTEL Corp. ............     5,893,575
  360,360     American Tower Corp.
               (Class A)*..............     8,590,982
   85,400     BellSouth Corp. .........     2,245,166
  110,000     Crown Castle
               International Corp.*....     2,723,600
  165,100     Nextel Partners, Inc.
               (Class A)*..............     4,332,224
  130,900     SBC Communications,
               Inc. ...................     3,152,072
  175,000     Sprint Nextel Corp. .....     4,537,750
   90,200     Verizon Communications
               Inc. ...................     2,950,442
                                         ------------
              Total United States......    34,425,811
                                         ------------
                                          254,509,744
                                         ------------
              Total Common Stocks
              (Cost $202,108,758)......   293,133,421
                                         ------------

                       See Notes to Financial Statements

Morgan Stanley Global Utilities Fund
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2005 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN
THOUSANDS                                   VALUE
------------------------------------------------------
              Short-Term Investment (0.7%)
              Repurchase Agreement
 $  2,024     Joint repurchase
               agreement account 3.575%
               due 09/01/05 (dated
               08/31/05; proceeds
               $2,024,201) (a)
               (Cost $2,024,000).......  $  2,024,000
                                         ------------

Total Investments
(Cost $204,132,758) (b).....    99.6%    $295,157,421
Other Assets in Excess of
Liabilities.................     0.4        1,201,717
                               -----     ------------
Net Assets..................   100.0%    $296,359,138
                               =====     ============

---------------------

    ADR  American Depositary Receipt.
    *    Non-income producing security.
    ++ Securities with total market value equal to $13,395,755 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.
    (a) Collateralized by federal agency and U.S. Treasury obligations.
    (b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
         The aggregate gross unrealized appreciation is $96,708,422 and the aggregate gross unrealized depreciation is $5,683,759, resulting in net unrealized appreciation of $91,024,663.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT AUGUST 31, 2005:

                   IN
 CONTRACTS      EXCHANGE          DELIVERY        UNREALIZED
TO DELIVER         FOR              DATE         DEPRECIATION
---------------------------------------------------------------
CAD 216,575     $181,462              09/02/05      $(1,009)
                                                    =======

Currency Abbreviation:
-----------------------
CAD  Canadian Dollar.

SUMMARY OF INVESTMENTS

                                        PERCENT OF
INDUSTRY*                   VALUE       NET ASSETS
--------------------------------------------------
Electric Utilities....  $167,671,801       56.6%
Telecommunications....    66,101,138       22.3
Energy................    59,360,482       20.0
Repurchase Agreement..     2,024,000        0.7
                        ------------       ----
                        $295,157,421       99.6%
                        ============       ====

---------------------
* Does not include outstanding forward foreign currency contracts with unrealized depreciation of $1,009.

                       See Notes to Financial Statements
 12

Morgan Stanley Global Utilities Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
August 31, 2005 (unaudited)

Assets:
Investments in securities, at value (cost $204,132,758).....  $295,157,421
Receivable for:
    Investments sold........................................     1,995,545
    Dividends...............................................       834,872
    Shares of beneficial interest sold......................        55,138
    Foreign withholding taxes reclaimed.....................        17,174
Prepaid expenses and other assets...........................        79,690
                                                              ------------
    Total Assets............................................   298,139,840
                                                              ------------
Liabilities:
Unrealized depreciation on open forward foreign currency
  contracts.................................................         1,009
Payable for:
    Investments purchased...................................       988,313
    Shares of beneficial interest redeemed..................       425,679
    Investment advisory fee.................................       151,854
    Distribution fee........................................       149,566
    Administration fee......................................        21,313
    Transfer agent fee......................................         5,111
Accrued expenses and other payables.........................        37,857
                                                              ------------
    Total Liabilities.......................................     1,780,702
                                                              ------------
    Net Assets..............................................  $296,359,138
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................  $292,484,086
Net unrealized appreciation.................................    91,027,528
Accumulated undistributed net investment income.............     2,177,384
Accumulated net realized loss...............................   (89,329,860)
                                                              ------------
    Net Assets..............................................  $296,359,138
                                                              ============
Class A Shares:
Net Assets..................................................  $172,532,072
Shares Outstanding (unlimited authorized, $.01 par value)...    10,989,059
    Net Asset Value Per Share...............................        $15.70
                                                              ============
    Maximum Offering Price Per Share,
    (net asset value plus 5.54% of net asset value).........        $16.57
                                                              ============
Class B Shares:
Net Assets..................................................  $115,092,662
Shares Outstanding (unlimited authorized, $.01 par value)...     7,184,352
    Net Asset Value Per Share...............................        $16.02
                                                              ============
Class C Shares:
Net Assets..................................................    $6,977,069
Shares Outstanding (unlimited authorized, $.01 par value)...       446,763
    Net Asset Value Per Share...............................        $15.62
                                                              ============
Class D Shares:
Net Assets..................................................    $1,757,335
Shares Outstanding (unlimited authorized, $.01 par value)...       111,526
    Net Asset Value Per Share...............................        $15.76
                                                              ============

                       See Notes to Financial Statements

Morgan Stanley Global Utilities Fund
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended August 31, 2005 (unaudited)

Net Investment Income:
Income
Dividends (net of $75,664 foreign withholding tax)..........  $ 4,441,003
Interest....................................................       72,654
                                                              -----------
    Total Income............................................    4,513,657
                                                              -----------
Expenses
Investment advisory fee.....................................      834,865
Distribution fee (Class A shares)...........................      150,896
Distribution fee (Class B shares)...........................      819,305
Distribution fee (Class C shares)...........................       32,096
Transfer agent fees and expenses............................      262,338
Administration fee..........................................      117,174
Professional fees...........................................       40,037
Registration fees...........................................       16,288
Shareholder reports and notices.............................       14,893
Custodian fees..............................................       13,690
Trustees' fees and expenses.................................        1,699
Other.......................................................       11,241
                                                              -----------
    Total Expenses..........................................    2,314,522
                                                              -----------
    Net Investment Income...................................    2,199,135
                                                              -----------
Net Realized and Unrealized Gain:
Net Realized Gain (Loss) on:
Investments.................................................   15,511,848
Foreign exchange transactions...............................      (14,035)
                                                              -----------
    Net Realized Gain.......................................   15,497,813
                                                              -----------
Net Change in Unrealized Appreciation/Depreciation on:
Investments.................................................   16,883,671
Translation of other assets and liabilities denominated in
  foreign currencies........................................       (9,058)
                                                              -----------
    Net Appreciation........................................   16,874,613
                                                              -----------
    Net Gain................................................   32,372,426
                                                              -----------
Net Increase................................................  $34,571,561
                                                              ===========

                       See Notes to Financial Statements
 14

Morgan Stanley Global Utilities Fund
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                                FOR THE SIX       FOR THE YEAR
                                                               MONTHS ENDED           ENDED
                                                              AUGUST 31, 2005   FEBRUARY 28, 2005
                                                              ---------------   -----------------
                                                                (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................   $  2,199,135       $  4,778,898
Net realized gain...........................................     15,497,813         10,462,965
Net change in unrealized appreciation.......................     16,874,613         38,746,055
                                                               ------------       ------------
    Net Increase............................................     34,571,561         53,987,918
                                                               ------------       ------------
Dividends to Shareholders from Net Investment Income:
Class A shares..............................................     (4,266,366)          (137,674)
Class B shares..............................................       (362,529)        (5,581,802)
Class C shares..............................................       (129,668)          (104,781)
Class D shares..............................................        (50,759)           (48,952)
                                                               ------------       ------------
    Total Dividends.........................................     (4,809,322)        (5,873,209)
                                                               ------------       ------------

Net decrease from transactions in shares of beneficial
  interest..................................................    (23,065,826)       (68,604,493)
                                                               ------------       ------------
    Net Increase (Decrease).................................      6,696,413        (20,489,784)
Net Assets:
Beginning of period.........................................    289,662,725        310,152,509
                                                               ------------       ------------
End of Period
(Including accumulated undistributed net investment income
of $2,177,384 and $4,787,571, respectively).................   $296,359,138       $289,662,725
                                                               ============       ============

                                                                              15
                       See Notes to Financial Statements

Morgan Stanley Global Utilities Fund
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2005 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Global Utilities Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek both capital appreciation and current income. The Fund was organized as a Massachusetts business trust on October 22, 1993 and commenced operations on May 31, 1994. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

Effective August 29, 2005, the Board of Trustees of the Fund approved the implementation of a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within thirty days of purchase. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other

Morgan Stanley Global Utilities Fund
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2005 (UNAUDITED) continued

assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Foreign Currency Translation and Forward Foreign Currency Contracts -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the

Morgan Stanley Global Utilities Fund
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2005 (UNAUDITED) continued

respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.57% to the portion of the daily net assets not exceeding $500 million; 0.545% to the portion of the daily net assets exceeding $500 million but not exceeding $1 billion; 0.52% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; and 0.495% to the portion of the daily net assets in excess of $1.5 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan")

Morgan Stanley Global Utilities Fund
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2005 (UNAUDITED) continued

pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class
C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $7,201,678 at August 31, 2005.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended August 31, 2005, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended August 31, 2005, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $137, $91,218 and $73, respectively and received $25,004 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended August 31, 2005 aggregated $28,523,630 and $51,800,940, respectively.

Morgan Stanley Global Utilities Fund
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2005 (UNAUDITED) continued

For the six months ended August 31, 2005, the Fund incurred brokerage commissions of $25,920 with Morgan Stanley & Co. Inc., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund. At August 31, 2005, the Fund's payable for investments purchased included unsettled trades with Morgan Stanley & Co., Inc. of $256,225.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of February 28, 2005, the Fund had a net capital loss carryforward of $103,686,656 of which $25,457,455 will expire on February 28, 2010, and
$78,229,201 will expire on February 28, 2011 to offset future capital gains to the extent provided by regulations.

As of February 28, 2005, the Fund had temporary book/tax differences primarily attributable to post-October losses (foreign currency losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year) and capital loss deferrals on wash sales.

Morgan Stanley Global Utilities Fund
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2005 (UNAUDITED) continued

6. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                          FOR THE SIX                     FOR THE YEAR
                                                         MONTHS ENDED                         ENDED
                                                        AUGUST 31, 2005                 FEBRUARY 28, 2005
                                                  ---------------------------       -------------------------
                                                          (unaudited)
                                                    SHARES         AMOUNT             SHARES        AMOUNT
                                                  -----------   -------------       ----------   ------------
CLASS A SHARES
Sold............................................      122,130   $   1,818,522           58,494   $    720,812
Conversion from Class B.........................   11,210,304     161,975,708           --            --
Reinvestment of dividends.......................      240,081       3,610,814            8,671         99,024
Redeemed........................................     (932,748)    (14,068,442)        (123,115)    (1,527,205)
                                                  -----------   -------------       ----------   ------------
Net increase (decrease) - Class A...............   10,639,767     153,336,602          (55,950)      (707,369)
                                                  -----------   -------------       ----------   ------------
CLASS B SHARES
Sold............................................      527,674       7,808,443          668,510      8,544,246
Conversion to Class A...........................  (11,203,287)   (161,975,708)          --            --
Reinvestment of dividends.......................       19,040         292,646          408,632      4,695,178
Redeemed........................................   (1,583,719)    (23,458,699)      (6,482,545)   (79,663,139)
                                                  -----------   -------------       ----------   ------------
Net decrease - Class B..........................  (12,240,292)   (177,333,318)      (5,405,403)   (66,423,715)
                                                  -----------   -------------       ----------   ------------
CLASS C SHARES
Sold............................................      137,335       1,947,476           31,874        403,258
Reinvestment of dividends.......................        7,772         116,423            8,332         94,816
Redeemed........................................      (56,759)       (842,415)        (148,409)    (1,823,692)
                                                  -----------   -------------       ----------   ------------
Net increase (decrease) - Class C...............       88,348       1,221,484         (108,203)    (1,325,618)
                                                  -----------   -------------       ----------   ------------
CLASS D SHARES
Sold............................................       20,040         296,150           46,515        576,115
Reinvestment of dividends.......................        2,533          38,219            3,651         41,699
Redeemed........................................      (40,884)       (624,963)         (63,602)      (765,605)
                                                  -----------   -------------       ----------   ------------
Net decrease - Class D..........................      (18,311)       (290,594)         (13,436)      (147,791)
                                                  -----------   -------------       ----------   ------------
Net decrease in Fund............................   (1,530,488)  $ (23,065,826)      (5,582,992)  $(68,604,493)
                                                  ===========   =============       ==========   ============

7. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Morgan Stanley Global Utilities Fund
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2005 (UNAUDITED) continued

8. Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 9, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

Morgan Stanley Global Utilities Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                          FOR THE SIX                            FOR THE YEAR ENDED FEBRUARY 28,
                                         MONTHS ENDED            ----------------------------------------------------------------
                                        AUGUST 31, 2005            2005         2004*          2003          2002          2001
                                        ---------------          --------      --------      --------      --------      --------
                                          (unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of
 period...............................       $14.29               $12.01        $ 9.70        $12.47        $16.51        $20.02
                                             ------               ------        ------        ------        ------        ------
Income (loss) from investment
 operations:
    Net investment income++...........         0.15                 0.30          0.28          0.32          0.31          0.29
    Net realized and unrealized gain
    (loss)............................         1.65                 2.33          2.45         (2.73)        (3.91)        (1.22)
                                             ------               ------        ------        ------        ------        ------
Total income (loss) from investment
 operations...........................         1.80                 2.63          2.73         (2.41)        (3.60)        (0.93)
                                             ------               ------        ------        ------        ------        ------
Less dividends and distributions from:
    Net investment income.............        (0.39)               (0.35)        (0.42)        (0.36)        (0.08)        (0.26)
    Net realized gain.................           --                   --            --            --         (0.36)        (2.32)
                                             ------               ------        ------        ------        ------        ------
Total dividends and distributions.....        (0.39)               (0.35)        (0.42)        (0.36)        (0.44)        (2.58)
                                             ------               ------        ------        ------        ------        ------
Net asset value, end of period........       $15.70               $14.29        $12.01        $ 9.70        $12.47        $16.51
                                             ======               ======        ======        ======        ======        ======
Total Return+.........................        12.74%(1)            22.68%        28.57%       (19.79)%      (22.21)%       (5.05)%
Ratios to Average Net Assets(3):
Expenses..............................         1.15%(2)             1.16%         1.18%         1.15%         1.06%         1.00%
Net investment income.................         1.93%(2)             2.44%         2.57%         2.91%         2.06%         1.54%
Supplemental Data:
Net assets, end of period, in
 thousands............................     $172,532               $4,990        $4,868        $4,387        $7,723       $16,970
Portfolio turnover rate...............           10%(1)               18%           31%           18%           19%           31%

---------------------

     *   Year ended February 29.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Global Utilities Fund
FINANCIAL HIGHLIGHTS continued

                                     FOR THE SIX                               FOR THE YEAR ENDED FEBRUARY 28,
                                    MONTHS ENDED            ---------------------------------------------------------------------
                                   AUGUST 31, 2005            2005           2004*          2003           2002           2001
                                   ---------------          ---------      ---------      ---------      ---------      ---------
                                     (unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of
 period..........................       $14.30                $12.00         $ 9.67         $12.40         $16.50         $20.01
                                        ------                ------         ------         ------         ------         ------
Income (loss) from investment
 operations:
    Net investment income++......         0.08                  0.21           0.20           0.24           0.20           0.15
    Net realized and unrealized
    gain (loss)..................         1.69                  2.34           2.44          (2.73)         (3.89)         (1.22)
                                        ------                ------         ------         ------         ------         ------
Total income (loss) from
 investment operations...........         1.77                  2.55           2.64          (2.49)         (3.69)         (1.07)
                                        ------                ------         ------         ------         ------         ------
Less dividends and distributions
 from:
    Net investment income........        (0.05)                (0.25)         (0.31)         (0.24)         (0.05)         (0.12)
    Net realized gain............           --                    --             --             --          (0.36)         (2.32)
                                        ------                ------         ------         ------         ------         ------
Total dividends and
 distributions...................        (0.05)                (0.25)         (0.31)         (0.24)         (0.41)         (2.44)
                                        ------                ------         ------         ------         ------         ------
Net asset value, end of period...       $16.02                $14.30         $12.00         $ 9.67         $12.40         $16.50
                                        ======                ======         ======         ======         ======         ======
Total Return+....................        12.37%(1)             21.74%         27.60%        (20.43)%       (22.75)%        (5.76)%
Ratios to Average Net Assets(3):
Expenses.........................         1.90%(2)              1.92%          1.93%          1.90%          1.82%          1.74%
Net investment income............         1.18%(2)              1.68%          1.82%          2.16%          1.30%          0.80%
Supplemental Data:
Net assets, end of period, in
 thousands.......................     $115,093              $277,738       $298,012       $306,554       $562,343       $914,995
Portfolio turnover rate..........           10%(1)                18%            31%            18%            19%            31%

---------------------

     *   Year ended February 29.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements
 24

Morgan Stanley Global Utilities Fund
FINANCIAL HIGHLIGHTS continued

                                          FOR THE SIX                            FOR THE YEAR ENDED FEBRUARY 28,
                                         MONTHS ENDED            ----------------------------------------------------------------
                                        AUGUST 31, 2005            2005         2004*          2003          2002          2001
                                        ---------------          --------      --------      --------      --------      --------
                                          (unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of
 period...............................      $14.16                $11.89        $ 9.60        $12.33        $16.38        $19.90
                                            ------                ------        ------        ------        ------        ------
Income (loss) from investment
 operations:
    Net investment income++...........        0.09                  0.21          0.20          0.24          0.22          0.14
    Net realized and unrealized gain
    (loss)............................        1.66                  2.31          2.42         (2.70)        (3.85)        (1.21)
                                            ------                ------        ------        ------        ------        ------
Total income (loss) from investment
 operations...........................        1.75                  2.52          2.62         (2.46)        (3.63)        (1.07)
                                            ------                ------        ------        ------        ------        ------
Less dividends and distributions from:
    Net investment income.............       (0.29)                (0.25)        (0.33)        (0.27)        (0.06)        (0.13)
    Net realized gain.................          --                    --            --            --         (0.36)        (2.32)
                                            ------                ------        ------        ------        ------        ------
Total dividends and distributions.....       (0.29)                (0.25)        (0.33)        (0.27)        (0.42)        (2.45)
                                            ------                ------        ------        ------        ------        ------
Net asset value, end of period........      $15.62                $14.16        $11.89        $ 9.60        $12.33        $16.38
                                            ======                ======        ======        ======        ======        ======
Total Return+.........................       12.42%(1)             21.71%        27.53%       (20.15)%      (22.78)%       (5.81)%
Ratios to Average Net Assets(3):
Expenses..............................        1.90%(2)              1.89%         1.93%         1.87%         1.67%         1.78%
Net investment income.................        1.18%(2)              1.71%         1.82%         2.19%         1.45%         0.76%
Supplemental Data:
Net assets, end of period, in
 thousands............................      $6,977                $5,076        $5,548        $5,502        $9,374       $15,266
Portfolio turnover rate...............          10%(1)                18%           31%           18%           19%           31%

---------------------

     *   Year ended February 29.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Global Utilities Fund
FINANCIAL HIGHLIGHTS continued

                                          FOR THE SIX                            FOR THE YEAR ENDED FEBRUARY 28,
                                         MONTHS ENDED            ----------------------------------------------------------------
                                        AUGUST 31, 2005            2005         2004*          2003          2002          2001
                                        ---------------          --------      --------      --------      --------      --------
                                          (unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of
 period...............................      $14.32                $12.04        $ 9.73        $12.53        $16.54        $20.06
                                            ------                ------        ------        ------        ------        ------
Income (loss) from investment
 operations:
    Net investment income++...........        0.16                  0.33          0.30          0.35          0.35          0.29
    Net realized and unrealized gain
    (loss)............................        1.67                  2.33          2.47         (2.73)        (3.91)        (1.18)
                                            ------                ------        ------        ------        ------        ------
Total income (loss) from investment
 operations...........................        1.83                  2.66          2.77         (2.38)        (3.56)        (0.89)
                                            ------                ------        ------        ------        ------        ------
Less dividends and distributions from:
    Net investment income.............       (0.39)                (0.38)        (0.46)        (0.42)        (0.09)        (0.31)
    Net realized gain.................          --                    --            --            --         (0.36)        (2.32)
                                            ------                ------        ------        ------        ------        ------
Total dividends and distributions.....       (0.39)                (0.38)        (0.46)        (0.42)        (0.45)        (2.63)
                                            ------                ------        ------        ------        ------        ------
Net asset value, end of period........      $15.76                $14.32        $12.04        $ 9.73        $12.53        $16.54
                                            ======                ======        ======        ======        ======        ======
Total Return+.........................       12.93%(1)             22.94%        28.87%       (19.56)%      (21.98)%       (4.85)%
Ratios to Average Net Assets(3):
Expenses..............................        0.90%(2)              0.92%         0.93%         0.90%         0.82%         0.78%
Net investment income.................        2.18%(2)              2.68%         2.82%         3.16%         2.30%         1.76%
Supplemental Data:
Net assets, end of period, in
 thousands............................      $1,757                $1,859        $1,725        $1,371        $2,308        $2,750
Portfolio turnover rate...............          10%(1)                18%           31%           18%           19%           31%

---------------------

     *   Year ended February 29.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements
 26

                      (This Page Intentionally Left Blank)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Ronald E. Robison
President and Principal Executive Officer

Joseph J. McAlinden
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(c) 2005 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Global Utilities Fund

Semiannual Report
August 31, 2005

[MORGAN STANLEY LOGO]

37873RPT-RA05-00858P-Y08/05

Item 2.  Code of Ethics.

Not applicable for semiannual reports.


Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.


Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.


Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.


Item 6.

Refer to Item 1.


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.


Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.


Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.


Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Utilities Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 20, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 20, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
October 20, 2005


                                       3